Accumulated other comprehensive income (Details 3) (CHF) In Millions, unless otherwise specified	3 Months Ended					6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Reclassification adjustments, included in net income
Income tax expense	307	543		472		850	971
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(5)	(3)		2		(8)	2
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	0		2		0	48
Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Sale of subsidiaries	0	0		2		0	48
of which net impairment provision			38		46
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	0		0		0	0
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	38	38		66		76	130
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	50	50		88		100	174
Income tax expense	(12)	(12)		(22)		(24)	(44)
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(22)	(20)		(31)		(42)	(58)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(28)	(25)		(40)		(53)	(74)
Income tax expense	6	5		9		11	16
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	11	15		39		26	122